REDEEMABLE NON-CONTROLLING INTERESTS (Schedule of Redeemable Non-controlling Interests) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Noncontrolling Interest [Abstract]
Balance as of the beginning of the year	$ 75,322	$ 74,300
Net Income	6,200	925
Other Comprehensive Income - Translation adjustment	(211)	97
Conversion of AU10TIX shares A-1 into new series A	9,057	0
Stock-based compensation	110	0
Balance as of the end of the year	$ 90,478	$ 75,322